10.31 Fidelity Total International Equity Fund ATBC PRO-01 | Fidelity® Total International Equity Fund
Fund Summary Fund/Class: Fidelity® Total International Equity Fund/Fidelity Advisor® Total International Equity Fund A, T, B, C
Investment Objective
The fund seeks long-term growth of capital.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Total International Equity Fund} - 10.31 Fidelity Total International Equity Fund ATBC PRO-01 - Fidelity® Total International Equity Fund	Fidelity Total International Equity Fund-Class A		Fidelity Total International Equity Fund-Class T		Fidelity Total International Equity Fund-Class B		Fidelity Total International Equity Fund-Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%		1.00%		1.00%		1.00%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Total International Equity Fund} - 10.31 Fidelity Total International Equity Fund ATBC PRO-01 - Fidelity® Total International Equity Fund		Fidelity Total International Equity Fund-Class A	Fidelity Total International Equity Fund-Class T	Fidelity Total International Equity Fund-Class B	Fidelity Total International Equity Fund-Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		0.43%	0.40%	0.46%	0.46%
Total annual operating expenses		1.48%	1.70%	2.26%	2.26%
Fee waiver and/or expenses reimbursement	[1],[2]	0.03%	none	0.06%	0.06%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.45%	1.70%	2.20%	2.20%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates: Class A, 1.45%, Class T, 1.70%, Class B, 2.20%, and Class C, 2.20%.
[2]	These arrangements will remain in effect through December 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® Total International Equity Fund} - 10.31 Fidelity Total International Equity Fund ATBC PRO-01 - Fidelity® Total International Equity Fund - USD ($)	Fidelity Total International Equity Fund-Class A	Fidelity Total International Equity Fund-Class T	Fidelity Total International Equity Fund-Class B	Fidelity Total International Equity Fund-Class C
1 year	$ 714	$ 517	$ 723	$ 323
3 years	1,013	867	1,000	700
5 years	1,333	1,241	1,404	1,204
10 years	$ 2,239	$ 2,288	$ 2,301	$ 2,590

Hold Shares
Expense Example, No Redemption {- Fidelity® Total International Equity Fund} - 10.31 Fidelity Total International Equity Fund ATBC PRO-01 - Fidelity® Total International Equity Fund - USD ($)	Fidelity Total International Equity Fund-Class A	Fidelity Total International Equity Fund-Class T	Fidelity Total International Equity Fund-Class B	Fidelity Total International Equity Fund-Class C
1 Year	$ 714	$ 517	$ 223	$ 223
3 Years	1,013	867	700	700
5 Years	1,333	1,241	1,204	1,204
10 Years	$ 2,239	$ 2,288	$ 2,301	$ 2,590

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in common stocks.
  Using the MSCI ACWI (All Country World Index) ex USA Index as a guide in allocating investments across foreign developed and emerging markets, including investments in "growth" stocks, "value" stocks, and securities of companies with small market capitalizations.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	26.51%	June 30, 2009
Lowest Quarter Return	-23.55%	September 30, 2008
Year-to-Date Return	-4.06%	September 30, 2015

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2014

Average Annual Total Returns{- Fidelity® Total International Equity Fund} - 10.31 Fidelity Total International Equity Fund ATBC PRO-01 - Fidelity® Total International Equity Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Total International Equity Fund-Class A				Nov. 01, 2007
Fidelity Total International Equity Fund-Class A | Return Before Taxes	(10.52%)	3.90%	(2.26%)
Fidelity Total International Equity Fund-Class A | After Taxes on Distributions	(10.66%)	3.38%	(2.60%)	Nov. 01, 2007
Fidelity Total International Equity Fund-Class A | After Taxes on Distributions and Sales	(5.40%)	3.10%	(1.58%)	Nov. 01, 2007
Fidelity Total International Equity Fund-Class T				Nov. 01, 2007
Fidelity Total International Equity Fund-Class T | Return Before Taxes	(8.58%)	4.12%	(2.19%)
Fidelity Total International Equity Fund-Class B				Nov. 01, 2007
Fidelity Total International Equity Fund-Class B | Return Before Taxes	(10.35%)	4.03%	(2.16%)
Fidelity Total International Equity Fund-Class C				Nov. 01, 2007
Fidelity Total International Equity Fund-Class C | Return Before Taxes	(6.64%)	4.36%	(2.18%)
MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees or expenses)	(3.74%)	4.56%	(1.19%)
[1]	From November 1, 2007

10.31 Fidelity Total International Equity Fund ATBC PRO-01 | Fidelity® Total International Equity Fund | Fidelity Total International Equity Fund-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Total International Equity Fund ATBC PRO-01 | Fidelity® Total International Equity Fund | Fidelity Total International Equity Fund-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Total International Equity Fund ATBC PRO-01 | Fidelity® Total International Equity Fund | Fidelity Total International Equity Fund-Class B
Declines over 6 years from 5.00% to 0%.
10.31 Fidelity Total International Equity Fund ATBC PRO-01 | Fidelity® Total International Equity Fund | Fidelity Total International Equity Fund-Class C
On Class C shares redeemed less than one year after purchase.